State Street SPDR Bloomberg International Corporate Bond ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate ex-USD $1B: Corporate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.21%	(1.23%)	1.92%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
State Street SPDR Bloomberg International Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	15.78%	(1.65%)	1.45%
State Street SPDR Bloomberg International Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.58%	(2.30%)	1.07%
State Street SPDR Bloomberg International Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.32%	(1.53%)	0.94%